(Loss)/Income Per Share (Details) - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
(Loss)/Income per share [Line Items]
Vested shares	810,696	3,092,516	3,318,369
Preferred Stock [Member]
(Loss)/Income per share [Line Items]
Weighted average shares			58,295,907
Share-Based Payment Arrangement, Option [Member]
(Loss)/Income per share [Line Items]
Weighted average shares			14,040,780
Restricted Stock [Member]
(Loss)/Income per share [Line Items]
Weighted average shares			814,341